DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Revenues	$ 1,706,290,703	$ 1,587,284,426	$ 1,272,731,728
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	705,124,167	580,295,884	283,750,792
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	567,936,038	486,351,600	231,989,515
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	27,537,992	20,480,767	9,296,193
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	109,650,137	73,463,517	42,465,084
Reportable Segments [Member] | Liquids Production and Commercialization [Member]
Revenues [Abstract]
Revenues	646,237,499	714,979,552	735,908,012
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Product [Member]
Revenues [Abstract]
Revenues	621,886,251	675,545,116	693,682,778
Reportable Segments [Member] | Liquids Production and Commercialization [Member] | Services [Member]
Revenues [Abstract]
Revenues	24,351,248	39,434,436	42,225,234
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	347,314,231	283,797,245	245,256,395
Reportable Segments [Member] | Midstream [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	39,684,737	43,366,370	44,722,510
Reportable Segments [Member] | Midstream [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	13,518,916	9,912,970	8,062,992
Reportable Segments [Member] | Midstream [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	1,879,261	3,054,011	3,034,797
Reportable Segments [Member] | Midstream [Member] | Construction [Member]
Revenues [Abstract]
Revenues	537,858	0	961,779
Reportable Segments [Member] | Midstream [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	0	0	69,089
Reportable Segments [Member] | Midstream [Member] | Transportation and conditioning of Natural Gas [Member]
Revenues [Abstract]
Revenues	287,179,223	219,700,603	179,099,963
Reportable Segments [Member] | Midstream [Member] | Others [Member]
Revenues [Abstract]
Revenues	$ 4,514,236	$ 7,763,291	$ 9,305,265